Non-current and current financial debts - Additional information (Details) € in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€)	May 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense				$ 25	$ 24	$ 49	$ 48
Borrowings				3,970		3,970				$ 4,080
Repayments of non-current borrowings						536	$ 0
Write-off of unamortized deferred financing costs				1		1
Series 2028 notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 537			$ 522		$ 522		€ 500
Borrowings, percentage of principal amount						99.476%
Borrowings, interest rate	2.375%			2.375%		2.375%		2.375%
Borrowings discount				$ 3		$ 3
Debt issuance costs						3
Facility C Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 376	€ 350
Facility B Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 640		$ 640			$ 800
Repayments of non-current borrowings | €		€ 160
Local facilities (Japan)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 62
Borrowings term			1 year